Note 12 - Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
11.
        Subsequent Events

During
April 2017,
we issued an aggregate of
2,500,000
shares of common stock related to the exercise of stock purchase warrants, resulting in total net proceeds of
$100,000.

During
May 2017,
we sold
1,000
shares of our Series D convertible preferred stock to certain institutional investors for an aggregate purchase price of
$1,000,000.
Each share of preferred stock is initially convertible into approximately
66,666.67
shares of our common stock for an aggregate total of
66,666,667
shares of our common stock.
12 . Subsequent Event During March 2017, we issued 983,334 shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of $49,167.